16. Stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding, beginning of year	20,692	0	0
Granted	0	20,692	0
Cancelled/Expired	0	0	0
Exercised	0	0	0
Outstanding, end of year	20,692	20,692	0
Exercisable, end of year	0	0	0
Weighted average exercise price
Options Outstanding, Beginning	$ 3.44	$ 0.00	$ 0.00
Options Granted	0.00	3.44	0.00
Options cancelled/ expired	0.00	0.00	0.00
Options Exercised	0.00	0.00	0.00
Options Outstanding, Ending	3.44	3.44	0.00
Options Exercisable, Ending	$ 0.00	$ 0.00	$ 0.00